Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Assets held for sale [abstract]
Assets held for sale

Changes to assets held for sale during the year ended December 31, 2018 and 2017 are as follows:

Balance as at December 31, 2016	$-
Transfer from property, plant and equipment	1,701
Balance at December 31, 2017	1,701
Transfer from property, plant and equipment	194
Dispositions	(107)
Write-downs	(691)
Balance at December 31, 2018	$1,097